Accounts receivable, net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Balance at beginning of the year	$ 9,329,000	$ 7,604,000	$ 7,709,000
Additions	72,000	1,137,000	19,000
Reversals	(481,000)
Write-off	(7,375,000)
Exchange difference	219,000	588,000	(124,000)
Balance at end of the year	$ 1,764,000	$ 9,329,000	$ 7,604,000